Income Taxes	12 Months Ended
Dec. 31, 2018
Income Taxes [Abstract]
Income Taxes
(5)	Income Taxes

The Company is incorporated in the Republic of the Marshall Islands, and in accordance with the income tax laws of the Marshall Islands, is not subject to Marshall Islands’ income tax. Dividends paid by the Company are not subject to any withholding tax under the laws of the Marshall Islands. As the Company proceeds with making investments in various jurisdictions, tax considerations outside the Marshall Islands may arise. Although the Company intends to pursue tax-efficient investments, it may be subject to income tax, withholding tax, capital gains tax, and other taxes imposed by tax authorities in other jurisdictions. The Company does not expect to be subject to direct taxation based on net income in the United States as long as it is not engaged in a trade or business in the United States for U.S. federal income tax purposes. The Company does not expect to invest in any U.S. obligation that will be subject to U.S. withholding taxes.

The Company follows the provisions of ASC 740-10 which prescribes a recognition threshold and measurement attribute for how a company should recognize, measure, present and disclose in its financial statements uncertain tax positions that the Company has taken or expects to take on its tax return. ASC 740-10 requires that the financial statements reflect expected future tax consequences of such positions presuming the taxing authorities’ full knowledge of the position and all relevant facts, but without considering time values. There were no adjustments related to uncertain tax positions recognized during the years ended December 31, 2018 and 2017.

Based on the Company’s evaluation, it has been concluded that there are no significant uncertain tax positions requiring recognition in the Company’s financial statements. Since the Company was incorporated on June 24, 2016, the evaluation was performed for 2018, 2017 and 2016 tax years which are the periods subject to examination. The Company believes that its income tax positions and deductions would be sustained on audit and does not anticipate any adjustments that would result in a material changes to its financial position.

The amount of $39,199 included as Income tax expense for the year ended December 31, 2017, represents withholding taxes payable on interest received on the Trust Account investments.